COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Tables)	12 Months Ended
Jun. 30, 2018
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Abstract]
Costs In Excess Of Billings And Billings In Excess Of Costs [Table Text Block]
	June 30,
	2017	2018

Contracts costs incurred plus estimated earnings	$810,327	$954,786
Less: Progress billings	(639,571)	(783,845)

Cost and estimated earnings in excess of billings	170,756	170,941

Less: Allowance for doubtful accounts	(8,660)	(9,929)

	$162,096	$161,012

Allowance For Doubtful Accounts Of Costs And Estimated Earnings In Excess Of Billings [Table Text Block]
The movements in allowance for doubtful accounts are as follows:

	June 30,
	2016	2017	2018

Balance at the beginning of year	$8,850	$6,383	$8,660
Additions	(1,823)	2,404	1,038
Translation adjustment	(644)	(127)	231

Balance at the end of the year	$6,383	$8,660	$9,929